Consolidated Balance Sheets - USD ($)		Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Current assets:
Cash and cash equivalents		$ 75,226	$ 386,614	$ 250,944
Investments in trading securities		102,365
Accounts receivable, net		20,000	408,600
Prepayment and other current assets, net			9,487
Amount due from non-controlling shareholder		628
Total current assets		454,629	804,701	250,944
Non-current assets
Operating lease right-of-use assets, net		13,024	47,184
Deferred initial public offering costs		201,437
Investment in equity method investee		199,709
Deferred tax assets		37,418
Total non-current assets		451,588	47,184
Total assets		906,217	851,885	250,944
Current liabilities
Accrued expenses and other current liabilities		117,178	139,844	71,314
Tax payables		58,180	109,968
Contract liabilities			13,743	104,410
Operating lease liabilities, current portion		13,024	26,719
Total current liabilities		540,906	412,259	287,904
Non-current liabilities
Operating lease liabilities, non-current portion			18,606
Deferred tax liabilities		2,149
Total non-current liabilities		2,149	18,606
Total liabilities		543,055	430,865	287,904
SHAREHOLDERS’ EQUITY (DEFICIT)
Additional paid-in capital		83,812	49,800	49,800
Accumulated other comprehensive income (loss)			220	220
Retained earnings (Accumulated deficit)		278,811	365,618	(87,180)
Total Barentsz Capital Limited shareholders’ equity		362,823	415,838	(36,960)
Non-controlling interests		339	5,182
Total equity/(Shareholders’ deficit)		363,162	421,020	(36,960)
TOTAL EQUITY AND LIABILITIES		906,217	851,885	250,944
Common Class A [Member]
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary Shares		90	90	90
Common Class B [Member]
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary Shares		110	110	110
Related Party [Member]
Current assets:
Amount due from a related party		256,410
Current liabilities
Amount due to related parties	[1],[2]	$ 352,524	$ 121,985	$ 112,180

[1]	Other individual represents a director of Barentsz HK, which was disposed of by the Company on May 23, 2025.
[2]	The balances represented advances for operational purposes. These amounts were unsecured, interest-free, had no fixed terms of repayment and were non-trade related.